Events after the reporting date	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [Abstract]
Events after the reporting date

Note 21 – Events after the reporting date

A.	After the reporting period, in January and February 2021, the Company issued, pursuant to two public offerings in the United States, an aggregate of 74,100,000 Ordinary Shares and 1,137,500 non-tradable warrants to the underwriters. The total gross proceeds from the offerings were approximately $833,000,000, before deducting underwriting discounts and commissions and other offering-related expenses.